Other Liabilities (Tables)	6 Months Ended
Apr. 30, 2022
Disclosure of financial liabilities [abstract]
Summary of Other Liabilities
Other Liabilities

(millions of Canadian dollars)	As at
	April 30 2022	October 31 2021
Accounts payable, accrued expenses, and other items 1	$6,946	$7,499
Accrued interest	788	714
Accrued salaries and employee benefits	3,369	4,151
Cheques and other items in transit	2,833	2,667
Current income tax payable	54	82
Deferred tax liabilities	223	244
Defined benefit liability	1,518	1,592
Lease liabilities	5,408	5,473
Liabilities related to structured entities	5,649	4,407

Provisions	1,289	1,304
Total	$28,077	$28,133

1	Includes dividends and distributions payable of $1,562 million as at April 30, 2022 (October 31, 2021 – $ 1,404 million).